Investments in Companies Accounted for at Equity (Details) - Schedule of fair value of TSG's dividend preference derivative - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of TSG's Dividend Preference Derivative [Abstract]
Opening balance	$ 2,023	$ 1,707
Increase in fair value recognized in profit or loss	1,221	255
Currency exchange rate in other comprehensive income	(244)	61
Closing balance	$ 3,000	$ 2,023